LOAN RECEIVABLE - Composition of loan portfolio, including loans held for sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
One- to four-family residential	$ 236,236	$ 249,202
Multi-family residential	22,805	23,866
Construction	7,141	1,243
Commercial	72,755	67,166
Consumer	2,278	1,691
Loans receivable, gross	341,215	343,168
Undisbursed portion of loans in process	3,157	933
Deferred loan origination fees	(476)	(339)
Allowance for loan losses	1,697	2,160
Loans receivable - net and loans held for sale	$ 336,837	$ 340,414